Share capital - Rio Tinto Limited - Summary of share capital (Detail) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) vote shares	Dec. 31, 2023 USD ($) vote shares	Dec. 31, 2022 USD ($) vote shares
Disclosure of classes of share capital [line items]
Adjustment on currency translation	$ 193	$ 47	$ 42
– Rio Tinto Limited
Disclosure of classes of share capital [line items]
Number of issued and fully paid up share capital beginning balance (in shares) | shares	371,210	371,210	371,210
Number of issued and fully paid up share capital ending balance (in shares) | shares	371,210	371,210	371,210
Issued and fully paid up share capital beginning balance	$ 3,377	$ 3,330	$ 3,570
Adjustment on currency translation	(317)	47	(240)
Issued and fully paid up share capital ending balance	$ 3,060	$ 3,377	$ 3,330
– Rio Tinto Limited | Special voting share
Disclosure of classes of share capital [line items]
Rights, Preferences And Restrictions Attaching To Class Of Share Capital, Votes | vote	1,000,000	1,000,000	1,000,000
– Rio Tinto Limited | DLC dividend share
Disclosure of classes of share capital [line items]
Rights, Preferences And Restrictions Attaching To Class Of Share Capital, Votes | vote	1,000,000	1,000,000	1,000,000